Other Non-Current Assets	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS:

		December 31
	Note	2018	2019
Net pension assets	19	$4.5	$5.1
Land rights		10.1	9.7
Deferred investment costs		2.9	1.9
Deferred financing costs		2.1	2.2
Other		10.6	7.5
		$30.2	$26.4